CARIBOO CONSIDERATION PAYABLE TO PRIOR OWNERS OF CARIBOO - Disclosure of current and long-term portions of Cariboo consideration payable (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Minimum consideration payable	$ 112,741	$ 109,505
Contingent performance payments payable	42,862	36,363
Total Cariboo consideration payable	155,603	145,868	$ 70,381
Less: current portion of Cariboo consideration payable
Minimum consideration payable	13,834	9,915
Contingent performance payments payable	9,763	6,532
Long-term portion of Cariboo consideration payable	132,006	129,421
Sojitz [Member]
Disclosure of detailed information about business combination [line items]
Minimum consideration payable	27,790	35,846
Contingent performance payments payable	42,862	36,363
Total Cariboo consideration payable	70,652	72,209	70,381
Less: current portion of Cariboo consideration payable
Minimum consideration payable	9,909	9,915
Contingent performance payments payable	9,763	6,532
Long-term portion of Cariboo consideration payable	50,980	55,762
Dowa and Furukawa [Member]
Disclosure of detailed information about business combination [line items]
Minimum consideration payable	84,951	73,659
Contingent performance payments payable	0	0
Total Cariboo consideration payable	84,951	73,659	$ 0
Less: current portion of Cariboo consideration payable
Minimum consideration payable	3,925	0
Contingent performance payments payable	0	0
Long-term portion of Cariboo consideration payable	$ 81,026	$ 73,659